Finance Expense - Schedule of finance expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Interest and accretion on convertible loan	$ 175	$ 253	$ 556	$ 1,195
Interest on loans payable	92	109	243	334
Interest on term loan	32	57	116	165
Total	$ 299	$ 419	$ 915	$ 1,694